Pension And Other Postretirement Benefits (Schedule Of Effect Of Significant Unobservable Inputs) (Details) (Commingled Equity Funds [Member], Level 3-Significant Unobservable Inputs [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Commingled Equity Funds [Member] | Level 3-Significant Unobservable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning balance	$ 97,469	$ 77,879
Actual return on plan assets, Relating to assets still held at the reporting date	(8,442)	13,090
Actual return on plan assets, Relating to assets sold during the period	246
Purchases	12,000	6,500
Sales	(1,000)
Settlements
Transfers in and/or out of Level 3
Ending balance	$ 100,273	$ 97,469